November 17, 2003

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject: Nationwide Variable Account - 6 of
         Nationwide Life Insurance Company
         SEC File No.  333-21909
         CIK No. 0000927915

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account - 6 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 12 to the Registration Statement for the Company and the Variable Account which became effective November 17, 2003.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/JAMIE R. CASTO
Jamie R. Casto
Variable Products Securities Counsel